Annual Total Returns- Basic Materials Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Basic Materials Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.23%)	11.55%	1.42%	(1.70%)	(17.19%)	31.17%	21.81%	(17.27%)	21.85%	20.56%